INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL) (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 579,371	$ 282,493